Share Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended															1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Performance Based Awards	Dec. 31, 2012 Performance Based Awards	Dec. 31, 2011 Performance Based Awards	Dec. 31, 2013 Performance Based Awards Option One	Dec. 31, 2013 Performance Based Awards Option Two	Dec. 31, 2013 Option Five	Dec. 31, 2013 Option Six	Dec. 31, 2013 Share-settled bonuses	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2011 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) CNY	Jan. 31, 2011 2010 Plan	Dec. 31, 2013 2010 Plan USD ($)	Dec. 31, 2012 2010 Plan USD ($)	Dec. 31, 2011 2010 Plan USD ($)	Dec. 31, 2013 2010 Plan CNY	Dec. 31, 2012 2010 Plan CNY	Jan. 31, 2011 2010 Plan Maximum	Jul. 16, 2010 2010 Plan Maximum	Jan. 31, 2011 2010 Plan Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued																							39,272,595
Share based compensation, option expiry period																10 years
Share based compensation, option vesting period																						4 years		3 years
Share based compensation, option granted					2,524,932	1,964,424
Share based compensation, RSUs granted				676,592	432,910						36,829	776,604
Performance review period							1 year	4 years
Percentage shares to be issued calculating quotient of bonus amounts									100.00%	115.00%
Average trading days used to calculate bonus amount following the end of the quarterly or biannual or annual performance measurement period	30 days
Share based Compensation, shares lock-up period	6 months
Reduction in fair value premium percentage upon a cash settlement	15.00%
Share based compensation, option outstanding																	10,958,796	17,898,396
Share based compensation, aggregate intrinsic value																	$ 39,546	$ 23,571		239,400	146,850
Share based compensation, fair value of option outstanding at grant date																	12,319			74,576
Share based compensation, weighted average grant-date fair value of option																	$ 0.00	$ 1.49	$ 1.54
Share based compensation, fair value of shares vested during the period																	3,388	5,655	5,527
Aggregate intrinsic value of options exercise	24,355	4,487	14,061
Unrecognized share-based compensation cost, net of estimated forfeitures																	2,459			14,887
Unrecognized compensation costs, weighted-average recognition period												2 years 10 months 24 days					4 months 24 days
Aggregate fair value, unvested												27,674			167,530
Weighted-average grant-date fair value												$ 14.22	$ 10.01	$ 0.00
Total fair value vested												2,898	1,184	0
Unrecognized share-based compensation cost												$ 9,684			58,624